STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
EXPENSES
Corporate administrative and office costs	$ 75,901	$ 118,693	$ 59,274
Depreciation		731	730
Engineering and technical services	11,232	25,000
Interest and bank charges	18,637	9,541	46,845
Management and employee salaries	165,259	166,030	292,236
Professional fees	67,533	96,690	18,753
Regulatory compliance and filing fees	34,293	66,187	6,579
Share-based payments	92,250	41,950
Travel and accommodation	51,077	82,666	17,441
EXPENSES	(516,182)	(607,488)	(441,858)
Other income (expenses)
Interest and foreign exchange	(5,928)	(1,894)	2,252
Financing cost		(151,110)
Settlement of debt	5,250	382,838
Transaction cost		(335,057)
Loss and comprehensive loss for the year	$ (516,860)	$ (712,711)	$ (439,606)
Loss Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares - Basic and Diluted	171,091,271	152,620,997	123,015,381